January 2, 2018

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Advantage Funds, Inc.
          -Dreyfus Opportunistic Midcap Value Fund
          -Dreyfus Opportunistic Small Cap Fund
          -Dreyfus Strategic Value Fund
          -Dreyfus Structured Midcap Fund
          -Dreyfus Technology Growth Fund
  1933 Act File No.: 33-51061
  1940 Act File No.: 811-07123
  CIK No.: 0000914775

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 146 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 27, 2017, with the exception of the Supplement to the Prospectus dated December 29, 2017, relating to Dreyfus Opportunistic Midcap Value Fund.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Pollock
Olivia M. Pollock
Analyst/Paralegal